Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the Former VIEs	The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the former VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the former VIEs:
As of December 31, 2022
(in thousands of US$)
Cash and cash equivalents	1,951
Accounts receivable, net	474
Amounts due from subsidiaries	12,766
Property and equipment and intangible assets	775
Others	5,536
Total assets	21,502
Short term borrowings	574
Amounts due to parent and subsidiaries	60,029
Accounts payable, accrued expenses and other liabilities	12,690
Contract liabilities	62
Others	80
Total liabilities	73,435
Total shareholders’ deficit	(51,933)
	Years ended December 31,
	2021	2022
	(in thousands of US$)
Revenue (note a)	30,979	30,371
Net loss (note a)	(16,244)	(4,349)
Net cash (used in)/generated from operating activities	(6,553)	858
Net cash used in investing activities	(178)	(430)
Net cash generated from financing activities	5,290	1,230

Schedule of Cash and Cash Equivalents
	December 31,	December 31,
(In thousands)	2022	2023
Cash and cash equivalents	14,921	23,371

Schedule of Estimated Useful Lives	Depreciation is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:
Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:
Trademarks	10 years
Software	10 years
Licensed copyrights	10 years